Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 10,338	$ 12,650	$ 320,178
Prepaid expenses	104		7,575
Total Current Assets	10,442	12,650	327,753
Other Assets
Deferred financing costs	5,703
Total Assets	16,145	12,650	327,753
Current Liabilities
Accounts payable and accrued liabilities	381,196	119,732	6,509
Accounts payable and accrued liabilities – related parties	124,433	57,219	12,137
Due to related parties	300,000	300,000	300,000
Total Current Liabilities	805,629	476,951	318,646
Non-Current Liabilities
Convertible debentures, net of unamortized discount of $56,015	3,985		487,331
Total Liabilities	809,614	476,951	805,977
Class A Preferred Stock Authorized: 25,000,000 preferred shares, with a par value of $0.001 per share - Issued and outstanding: 7,500,000 shares	7,500	7,500	7,500
Common Stock Authorized: 2,000,000,000 common shares, with a par value of $0.001 per share - Issued and outstanding: 377,203,075 and 376,603,075 shares, respectively	377,203	376,603	347,380
Additional paid-in capital	349,275	283,875	(345,427)
Deficit accumulated during the development stage	(1,527,447)	(1,132,279)	(487,677)
Total Stockholders’ Equity (Deficit)	(793,469)	(464,301)	(478,224)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 16,145	$ 12,650	$ 327,753